INVESTMENT IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Sep. 30, 2017
Summarized balance sheet information [Abstract]
Current assets	$ 90,154		$ 97,723
Non-current assets	990,444		1,020,067
Total assets	1,080,598		1,117,790
Current liabilities	123,383		106,628
Non-current liabilities	938,724		1,000,484
Total liabilities	1,062,107		1,107,112
Total shareholders' equity	18,491		10,678
Statement of operations information [Abstract]
Net operating revenues	32,271	$ 38,987	73,487
Net income	7,451	$ 13,855	$ 23,766
Loan balance outstanding	$ 1,944,104
Proportion of secured bank lenders in restructuring agreement with Seadrill Limited				97.00%
Proportion of bondholders in restructuring agreement with Seadrill Limited				40.00%
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 24,903		$ 26,242
Non-current assets	309,978		317,450
Total assets	334,881		343,692
Current liabilities	28,740		25,642
Non-current liabilities	301,542		315,415
Total liabilities	330,282		341,057
Total shareholders' equity	4,599		2,635
Statement of operations information [Abstract]
Operating revenues	9,651	$ 10,879	20,873
Net operating revenues	9,651	10,879	20,873
Net income	1,964	3,382	5,981
Loan balance outstanding	214,444		225,778
Amount available to draw down	0		0
Dividends Paid	$ 0	$ 3,400	$ 3,400
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 26,071		$ 29,152
Non-current assets	298,421		305,852
Total assets	324,492		335,004
Current liabilities	37,541		29,443
Non-current liabilities	282,388		302,819
Total liabilities	319,929		332,262
Total shareholders' equity	4,563		2,742
Statement of operations information [Abstract]
Operating revenues	9,552	$ 11,614	21,827
Net operating revenues	9,552	11,614	21,827
Net income	1,821	3,730	6,462
Loan balance outstanding	237,500		251,250
Amount available to draw down	0		0
Dividends Paid	$ 0	$ 3,750	$ 3,750
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)	100.00%	100.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets	$ 39,180		$ 42,329
Non-current assets	382,045		396,765
Total assets	421,225		439,094
Current liabilities	57,102		51,543
Non-current liabilities	354,794		382,250
Total liabilities	411,896		433,793
Total shareholders' equity	9,329		5,301
Statement of operations information [Abstract]
Operating revenues	13,068	$ 16,494	30,787
Net operating revenues	13,068	16,494	30,787
Net income	3,666	6,743	11,323
Loan balance outstanding	285,000		308,750
Amount available to draw down	0		0
Dividends Paid	0	7,250	7,250
Customer Concentration Risk [Member]
Statement of operations information [Abstract]
Operating revenues	32,271	38,987	73,487
Financial Guarantee [Member] | SFL Deepwater [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	84,697		75,000
Financial Guarantee [Member] | SFL Hercules [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	78,947		70,000
Financial Guarantee [Member] | SFL Linus [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	102,470		90,000
Equity Accounted Subsidiaries [Member]
Statement of operations information [Abstract]
Loan balance outstanding	736,944		785,778
Amount available to draw down	0		0
Dividends Paid	0	$ 14,400	14,400
Equity Accounted Subsidiaries [Member] | Financial Guarantee [Member]
Statement of operations information [Abstract]
Amount guaranteed by Ship Finance	$ 266,114		$ 235,000